Segment information - Results for the segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Time charter revenues	$ 35,596	$ 35,913	$ 105,068	$ 107,036
Total revenues	35,596	35,913	105,068	107,036
Operating expenses	(9,418)	(8,418)	(27,218)	(24,283)
Equity in earnings (losses) of joint ventures	6,056	5,774	20,397	2,202
Depreciation and amortization	(5,096)	(5,210)	(15,318)	(15,727)
Operating income (loss)	27,138	28,059	82,929	69,228
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(6,962)	(6,725)	(23,336)	(20,357)
Income (loss) before tax	20,176	21,334	59,593	48,871
Income tax expense	(2,817)	(1,859)	(15,757)	(4,240)
Net income (loss)	17,359	19,475	43,836	44,631
Preferred unitholders' interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in net income (loss)	13,482	15,794	32,205	33,614
Vessels, net of accumulated depreciation	605,911		605,911		$ 619,620
Net investment in financing lease	270,572		270,572		274,257
Goodwill	251		251		251
Advances to joint ventures	4,410		4,410		4,153
Total assets	996,406		996,406		981,810
Accumulated earnings of joint ventures	30,086		30,086		9,690
Expenditures for vessels & equipment					8
Expenditures for drydocking	1,590		1,590
Principal repayment financing lease	3,686		3,686		4,551
Amortization of above market contract	694	694	2,060	2,358	3,052
Majority held FSRUs [Member]
Time charter revenues	35,596	35,913	105,068	107,036
Total revenues	35,596	35,913	105,068	107,036
Operating expenses	(7,332)	(6,831)	(21,590)	(19,676)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	28,264	29,082	83,478	87,360
Depreciation and amortization	(5,096)	(5,210)	(15,318)	(15,727)
Operating income (loss)	23,168	23,872	68,160	71,633
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(2,935)	(2,415)	(11,140)	(7,195)
Income (loss) before tax	20,233	21,457	57,020	64,438
Income tax expense	(2,817)	(1,859)	(15,757)	(4,240)
Net income (loss)	17,416	19,598	41,263	60,198
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	17,416	19,598	41,263	60,198
Vessels, net of accumulated depreciation	605,911		605,911		619,620
Net investment in financing lease	270,572		270,572		274,257
Goodwill	251		251		251
Advances to joint ventures	0		0		0
Total assets	961,783		961,783		969,278
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment					8
Expenditures for drydocking	1,590		1,590		0
Principal repayment financing lease	3,686		3,686		4,551
Amortization of above market contract	694	694	2,060	2,358	3,052
Joint venture FSRUs [Member]
Time charter revenues	10,835	10,896	31,579	33,561
Total revenues	10,835	10,896	31,579	33,561
Operating expenses	(1,932)	(1,957)	(5,608)	(7,768)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	8,903	8,939	25,971	25,793
Depreciation and amortization	(2,489)	(2,490)	(7,469)	(7,475)
Operating income (loss)	6,414	6,449	18,502	18,318
Gain (loss) on derivative instruments	2,287	2,226	9,994	(7,264)
Other financial income (expense), net	(2,645)	(2,901)	(8,099)	(8,852)
Income (loss) before tax	6,056	5,774	20,397	2,202
Income tax expense	0	0	0	0
Net income (loss)	6,056	5,774	20,397	2,202
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	6,056	5,774	20,397	2,202
Vessels, net of accumulated depreciation	234,795		234,795		242,226
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	265,442		265,442		267,003
Accumulated earnings of joint ventures	0		0		0
Expenditures for vessels & equipment					75
Expenditures for drydocking	6		6		2
Principal repayment financing lease	0		0		0
Amortization of above market contract			0		0
Other Segments [Member]
Time charter revenues	0	0	0	0
Total revenues	0	0	0	0
Operating expenses	(2,086)	(1,587)	(5,628)	(4,607)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	(2,086)	(1,587)	(5,628)	(4,607)
Depreciation and amortization	0	0	0	0
Operating income (loss)	(2,086)	(1,587)	(5,628)	(4,607)
Gain (loss) on derivative instruments	0	0	0	0
Other financial income (expense), net	(4,027)	(4,310)	(12,196)	(13,162)
Income (loss) before tax	(6,113)	(5,897)	(17,824)	(17,769)
Income tax expense	0	0	0	0
Net income (loss)	(6,113)	(5,897)	(17,824)	(17,769)
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	(6,113)	(5,897)	(17,824)	(17,769)
Vessels, net of accumulated depreciation	0		0		0
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	4,410		4,410		4,153
Total assets	34,623		34,623		12,532
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment					0
Expenditures for drydocking	0		0		0
Principal repayment financing lease	0		0		0
Amortization of above market contract			0		0
Total Segment Reporting [Member]
Time charter revenues	46,431	46,809	136,647	140,597
Total revenues	46,431	46,809	136,647	140,597
Operating expenses	(11,350)	(10,375)	(32,826)	(32,051)
Equity in earnings (losses) of joint ventures	0	0	0	0
Segment EBITDA	35,081	36,434	103,821	108,546
Depreciation and amortization	(7,585)	(7,700)	(22,787)	(23,202)
Operating income (loss)	27,496	28,734	81,034	85,344
Gain (loss) on derivative instruments	2,287	2,226	9,994	(7,264)
Other financial income (expense), net	(9,607)	(9,626)	(31,435)	(29,209)
Income (loss) before tax	20,176	21,334	59,593	48,871
Income tax expense	(2,817)	(1,859)	(15,757)	(4,240)
Net income (loss)	17,359	19,475	43,836	44,631
Preferred unitholders' interest in net income	0	0	0	0
Limited partners' interest in net income (loss)	17,359	19,475	43,836	44,631
Vessels, net of accumulated depreciation	840,706		840,706		861,846
Net investment in financing lease	270,572		270,572		274,257
Goodwill	251		251		251
Advances to joint ventures	4,410		4,410		4,153
Total assets	1,261,848		1,261,848		1,248,813
Accumulated earnings of joint ventures	50		50		50
Expenditures for vessels & equipment					83
Expenditures for drydocking	1,596		1,596		2
Principal repayment financing lease	3,686		3,686		4,551
Amortization of above market contract			2,060		3,052
Eliminations [Member]
Time charter revenues	(10,835)	(10,896)	(31,579)	(33,561)
Total revenues	(10,835)	(10,896)	(31,579)	(33,561)
Operating expenses	1,932	1,957	5,608	7,768
Equity in earnings (losses) of joint ventures	6,056	5,774	20,397	2,202
Depreciation and amortization	2,489	2,490	7,469	7,475
Gain (loss) on derivative instruments	(2,287)	(2,226)	(9,994)	7,264
Other financial income (expense), net	2,645	2,901	8,099	8,852
Income tax expense	0	0	0	0
Net income (loss)	0	0	0	0
Preferred unitholders' interest in net income	3,877	3,681	11,631	11,017
Limited partners' interest in net income (loss)	(3,877)	$ (3,681)	(11,631)	$ (11,017)
Vessels, net of accumulated depreciation	(234,795)		(234,795)		(242,226)
Net investment in financing lease	0		0		0
Goodwill	0		0		0
Advances to joint ventures	0		0		0
Total assets	(265,442)		(265,442)		(267,003)
Accumulated earnings of joint ventures	30,036		30,036		9,640
Expenditures for vessels & equipment					(75)
Expenditures for drydocking	(6)		(6)		(2)
Principal repayment financing lease	$ 0		0		0
Amortization of above market contract			$ 0		$ 0